Consolidated Statements of Equity (Parenthetical) - ¥ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Stockholders' Equity [Abstract]
Cash dividend per common share (in YEN per share)	¥ 30.50	¥ 26.00	¥ 25.00